Restructuring (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve and Accrual Activity

The following table presents the restructuring reserve and activity for the nine months ended September 30, 2025:

	Severance and	Other
(In thousands)	Employee Benefit Costs	Restructuring Charges	Total
Balance at December 31, 2024	$450	$—	$450
Restructuring adjustment	(50)	—	(50)
Cash payments	(400)	—	(400)
Balance at September 30, 2025	$—	$—	$—

The following table presents the restructuring reserve and activity for the nine months ended September 30, 2024:

	Severance and	Other
(In thousands)	Employee Benefit Costs	Restructuring Charges	Total
Balance at December 31, 2023	$—	$—	$—
Restructuring charges	1,562	78	1,640
Cash payments	(827)	(78)	(905)
Non-cash stock-based compensation	(285)		(285)
Balance at September 30, 2024	$450	$—	$450

The following table presents the restructuring reserve and accrual activity for the year ended December 31, 2024:

	Severance and	Other
(In thousands)	Employee Benefit Costs	Restructuring Charges	Total
Balance at December 31, 2023	$—	$—	$—
Restructuring charges	1,645	78	1,723
Cash payments	(910)	(78)	(988)
Non-cash stock-based compensation	(285)	—	(285)
Balance at December 31, 2024	$450	$—	$450